Statements of Operations (USD $)	3 Months Ended		5 Months Ended	6 Months Ended	18 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of revenue	0	0	0	0	0
Gross profit (loss)	0	0	0	0	0
Formation and operating costs	84,595	73,028	76,443	171,316	436,215
Loss before increases (decreases) in the market value of trust account investments	(84,595)	(73,028)	(76,443)	(171,316)	(436,215)
Increases (decreases) in the market value of trust account investments	(9,367)	6,680	6,680	(11,899)	18,492
Net loss	$ (93,962)	$ (66,348)	$ (69,763)	$ (183,215)	$ (417,723)
Weighted average ordinary shares outstanding - basic and diluted (in shares)	8,533,333	4,547,351	4,547,351	8,533,333	7,339,833
Basic and diluted net loss per ordinary share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 0